INCOME TAXES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Tax Credits Not Utilized [Member] USD ($)	Dec. 31, 2014 Argentina [Member] USD ($)	Dec. 31, 2013 Argentina [Member] USD ($)	Dec. 31, 2012 Argentina [Member] USD ($)	Dec. 31, 2014 Brazil [Member] USD ($)	Dec. 31, 2014 Brazil [Member] BRL	Dec. 31, 2013 Brazil [Member] USD ($)	Dec. 31, 2012 Brazil [Member] USD ($)	Dec. 31, 2014 United States [Member]	Dec. 31, 2014 Paraguay [Member] USD ($)	Dec. 31, 2013 Paraguay [Member] USD ($)	Dec. 31, 2012 Paraguay [Member] USD ($)	Dec. 31, 2014 Chile [Member]	Dec. 31, 2013 Chile [Member]	Dec. 31, 2012 Chile [Member]	Dec. 31, 2014 Others [Member] USD ($)	Dec. 31, 2013 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2014 Total Foreign Country [Member] USD ($)	Dec. 31, 2013 Total Foreign Country [Member] USD ($)	Dec. 31, 2012 Total Foreign Country [Member] USD ($)	Dec. 31, 2014 Tax on Minimum Presumed Income (TOMPI) [Member] Argentina [Member] USD ($)	Dec. 31, 2014 Surtax [Member] Brazil [Member]	Dec. 31, 2014 Social Contribution [Member] Brazil [Member]
Taxes [Line Items]
Income tax rate (in hundredths)								15.00%	15.00%			4.00%													1.00%	10.00%	9.00%
Period tax may be imposed																									10 years
Threshold amount for additional taxes								$ 94,000	240,000
Percentage of gross shipping income subject to income tax (in hundredths)												50.00%
Income tax expense (benefit) [Abstract]
Current income tax expense	8,030,000	3,184,000	1,385,000		2,112,000	568,000	430,000	2,091,000		654,000	7,000		273,000	202,000	48,000				649,000	27,000	75,000	5,125,000	1,451,000	560,000
Withholding income tax in foreign jurisdictions	2,905,000	1,733,000	825,000
Deferred income tax (benefit) expense	(2,965,000)	3,413,000	(4,354,000)		949,000	906,000	2,541,000
Income tax expense (benefit)	5,065,000	6,597,000	(2,969,000)
Percentage of income tax related to foreign withholding income tax (in hundredths)					36.00%	54.00%	60.00%	36.00%	36.00%	54.00%	60.00%					36.00%	54.00%	60.00%
Reconciliation of income tax expense (benefit) [Abstract]
Income (Loss) before income taxes	(47,211,000)	14,518,000	(65,733,000)
Sources not subject to income tax	59,658,000	115,000	51,203,000
Income (loss) subject to income tax	12,447,000	14,633,000	(14,530,000)
Tax rate (in hundredths)	35.00%	35.00%	35.00%		35.00%			34.00%	34.00%				10.00%
Tax (benefit) expense at statutory tax rate	4,356,000	5,122,000	(5,085,000)
Rate differential	(1,052,000)	(545,000)	348,000
Change in valuation allowance	(811,000)	1,632,000	1,549,000
Effects of foreign exchange changes related to our foreign subsidiaries	(639,000)	(1,943,000)	(1,479,000)
Withholding income tax in foreign jurisdictions	2,905,000	1,733,000	825,000
Others	306,000	598,000	873,000
Consolidated tax credits																									3,556,000
Non-current other receivables					8,131,000	7,531,000
Valuation allowance for deferred tax assets	2,525,000	4,869,000
Percentage of taxable income, limitation on NOLs (in hundredths)								30.00%	30.00%
Exceptional NOL utilized								466,000
Deferred income tax assets [Abstract]
Other, deferred income tax current assets	460,000	164,000
NOLs	2,237,000	2,974,000		9,000		1,402,000		835,000
TOMPI credit	3,556,000	4,688,000		404,000
Others	2,796,000	3,194,000
Total deferred income tax noncurrent assets	8,589,000	10,856,000
Valuation allowance of deferred income tax assets	(2,525,000)	(4,869,000)
Net deferred income tax noncurrent assets	6,064,000	5,987,000
Deferred income tax liabilities [Abstract]
Vessels and equipment, net	13,317,000	14,196,000
Intangible assets	153,000	213,000
Unrealized exchange differences	750,000	920,000
Other	117,000	160,000
Total deferred income tax noncurrent liabilities	14,337,000	15,489,000
Net deferred income tax liabilities	$ (7,813,000)	$ (9,338,000)